UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 2000 pursuant to a request for confidential treatment and for which that confidential treatment expired on March 31, 2001.

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


/S/ Henry H. Hopkins        Baltimore, Maryland           May 18, 2001
              [Signature]            [City, State]           [Date]


Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE




                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  211,484


List of Other Included Managers: NONE











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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ACTIVE POWER INC               COMM STK         00504W100     1243    20000 SH       SOLE               0        0    20000
CELGENE CORP                   COMM STK         151020104     3875    65100 SH       SOLE           20100        0    45000
DAL TILE INTL INC              COMM STK         23426R108     2321   185700 SH       SOLE           85700        0   100000
FIRST DATA CORPORATION         COMM STK         319963104    31746   812700 SH       SOLE          311200        0   501500
GUESS?                         COMM STK         401617105     2754   244800 SH       SOLE               0        0   244800
H POWER CORP                   COMM STK         40427A108     5020   150000 SH       SOLE               0        0   150000
MCLEODUSA INC                  COMM STK         582266102    19737  1376000 SH       SOLE          819800        0   556200
SDL INC                        COMM STK         784076101   144788   468000 SH       SOLE          176000        0   292000


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